Issued Capital and Reserves	3 Months Ended
Mar. 31, 2022
Issued Capital and Reserves
Issued Capital and Reserves

4. Issued Capital and Reserves

According to the Company’s articles of association, the Company’s authorized shares are divided into 386,250,000 common shares and 386,250,000 preferred shares, each having a nominal value of EUR 0.12.

As of March 31, 2022, no preferred shares had been issued and all issued common shares issued and outstanding were fully paid.

All payments received from shareholders in excess of the nominal value of the shares issued and net of transaction costs are recognized in capital reserves. Capital reserves also consists of recognition of share-based payments and the equity components of convertible loans. The Company may only make distributions, whether a distribution of profits or of freely distributable reserves, to shareholders to the extent shareholders’ equity exceeds the sum of the paid-in and called-up share capital plus any reserves required by Dutch law or by the Company’s articles of association.

The number of shares issued and outstanding developed as follows:

Common shares issued and outstanding at December 31, 2021	187,120,728
Share option exercises between Jan and March 2022	78,732
Treasury shares	(78,732)
Common shares issued and outstanding at March 31, 2022	187,120,728